AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OR ABOUT APRIL 7, 1999
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                      Securities Act Registration No. 333-______
                 Investment Company Act Registration No. 811-_______

                         ----------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                   FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

                            Pre-Effective Amendment No. __               / /

                           Post-Effective Amendment No. __               / /

                                        and/or

                                REGISTRATION STATEMENT

                       UNDER THE INVESTMENT COMPANY ACT OF 1940          /X/
                                   Amendment No. __                      / /
                           (Check appropriate box or boxes)

                           HILLIARD LYONS INVESTMENT TRUST
                  (Exact Name of Rgistrant as Specified in Charter)

                                 501 SOUTH 4TH SREET
                              LOUISVILLE, KENTUCKY 40202
             (Address of Principal Executive Offices, including Zip Code)


Registrant's Telephone Number, Including Area Code:  (800) 444-1854

                                     ANN F. CODY
                                    HILLIARD LYONS
                                 501 SOUTH 4TH STREET
                              LOUISVILLE, KENTUCKY 40202
                       (Name and Address of Agent for Service)

                                       COPY TO:
                                   JAMES A. ARPAIA
                          VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                               222 NORTH LASALLE STREET
                                      SUITE 2500
                               CHICAGO, ILLINOIS 60601

Approximate Date of Proposed Public Offering: As soon as possible after this Registration Statement becomes effective.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or a solicitation of an offer to buy, nor shall there be any sale of these securities in any state in which the offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

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
                             SUBJECT TO COMPLETION

                   PRELIMINARY PROSPECTUS DATED APRIL 7, 1999

                              [SENBANC_FUND_LOGO]

                                                HILLIARD LYONS INVESTMENT TRUST
                                                501 South 4th Street
                                                Louisville, Kentucky 40202
                                                1-800-444-1854

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                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL AND COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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
                                  SENBANC FUND
--------------------------------------------------------------------------------

          ----------------------------------------------------------------------

TABLE OF CONTENTS

SENBANC FUND SUMMARY...............................................          1

SENBANC FUND.......................................................          5
  Investment Objective and Principal Types of Investments..........          5
  Investment Philosophy............................................          5
  Main Risks.......................................................          6
  Other Types of Investments and Considerations....................          8

MANAGEMENT OF THE FUND.............................................          8
  Trustees and Adviser.............................................          8
  Portfolio Manager................................................          9

SHAREHOLDER INFORMATION............................................          9
  Net Asset Value..................................................          9
  How to Buy Shares................................................         10
  How to Sell (Redeem) Shares......................................         12
  Dividends, Distributions and Taxes...............................         14

DISTRIBUTION ARRANGEMENTS..........................................         15
  Distribution Agreement...........................................         15
  Sales Charges....................................................         16
  Distribution Plan................................................         18

FOR MORE INFORMATION..............................................  Back Cover

                    ------------------------------------------------------------

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                                       i

                                  SENBANC FUND
--------------------------------------------------------------------------------

SUMMARY
                    INVESTMENT OBJECTIVE

                    The Senbanc Fund (the "Fund") seeks long-term capital appreciation.

                    MAIN INVESTMENT STRATEGIES

                    The Fund invests primarily in publicly traded equity securities of banks and financial institutions conducting a substantial portion of their business through banking subsidiaries (which are generally referred to herein as "Banks"). "Banks" may include commercial banks, industrial banks, consumer banks, savings and loans, and bank holding companies that receive a significant portion of their income through their bank subsidiaries, as well as regional and money center banks. The Fund generally invests in equity securities of Banks which have at least $500 million in consolidated total assets; however, the Fund's investments are not influenced by a Bank's market capitalization (large, medium or small).

                    Hilliard Lyons Investment Advisers, a division of J.J.B. Hilliard, W.L. Lyons, Inc. and the investment adviser to the Fund (the "Adviser"), uses a VALUE investment style for the Fund. The Adviser seeks to identify the most undervalued Banks by using an investment model which considers financial ratios and other quantitative information. Generally, such Banks have at least six years of current or predecessor operating history and well-managed organizations and operations. The Fund's portfolio is weighted most heavily to the equity securities of Banks that the investment model indicates are most undervalued for the longest period of time.

                    MAIN RISKS OF INVESTING

                    Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government entity; therefore, you could lose money by investing in the Fund. Your investment in the Fund is subject to the following main risks:

Market Risk:               The Fund is designed for long-term investors
                           who can accept the risks of investing in a
                           portfolio with significant holdings of
                           equity securities. Equity securities tend to
                           be more volatile than other investment
                           choices, such as debt and money market
                           instruments. The value of your investment
                           may decrease in response to overall stock
                           market movements or the value of individual
                           securities held by the Fund.

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

Industry Concentration     Because the Fund concentrates in a single
 Risk:                     industry (banking), its performance is
                           largely dependent on that specific
                           industry's performance, which may differ in
                           direction and degree from that of the
                           overall stock market. Volatile interest
                           rates or deteriorating economic conditions
                           can adversely affect the banking industry
                           and, therefore, the performance of the
                           equity securities of Banks.

Portfolio Management       The skill of the Adviser will play a
 Risk:                     significant role in the Fund's ability to
                           achieve its investment objective.

Small Company Risk:        Investment in smaller companies involves
                           greater risk than investment in larger, more
                           established companies. The equity securities
                           of small and medium-size companies often
                           fluctuate in price to a greater degree than
                           equity securities of larger, more mature
                           companies. Smaller companies may have more
                           limited financial resources and less liquid
                           trading markets for their securities.

Nondiversification:        This is a nondiversified fund; compared to
                           other funds, the Fund may invest a greater
                           percentage of its assets in a particular
                           issuer or a small number of issuers. As a
                           consequence, the Fund may be subject to
                           greater risks and larger losses than
                           diversified funds.

Initial Investors Not      The Fund may not be fully-invested in the
 Fully-Invested:           equity securities of Banks immediately
                           following its commencement of operations;
                           therefore, your returns may be lower than
                           they otherwise would have been if the Fund
                           had been fully-invested and if the Fund's
                           portfolio securities had increased in value.
                           The Adviser anticipates that the benefit of
                           this strategy is that the Fund will be more
                           diversified within the banking industry over
                           a period of time.

                    INVESTOR EXPENSES

                    The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    account. Annual fund operating expenses are paid out of the Fund's assets and are reflected in the Fund's share price and dividends; therefore, such expenses are paid indirectly by shareholders.

SHAREHOLDER FEES (fees paid directly from your account)
  Maximum Sales Charge Imposed on Purchases.............         2.25%*
  Maximum Deferred Sales Charge.........................          None**
  Maximum Sales Charge Imposed on Reinvested Dividends
    and Other Distributions.............................          None
  Redemption Fee........................................          None
  Exchange Fee..........................................          None
  Maximum Account Fee...................................          None

                    *   The Fund has a maximum front-end sales charge of 2.25%;
                       however, cumulative investments of at least $500,000 over thirteen (13) months will be assessed a sales charge of 1.75% and cumulative investments of at least $1,000,000 over thirteen (13) months will not be assessed a sales charge. For more detailed information, refer to the section of this Prospectus titled "Distribution Arrangements."

                    **  Purchases of $1,000,000 or more are not subject to an
                       initial sales charge; however, a contingent deferred sales charge is payable on these investments in the event of a share redemption within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are paid
 out of the Fund's assets)
  Management Fee........................................          0.60%*
  Distribution (12b-1) Fees.............................          0.60%
  Other Expenses........................................          0.63%**
                                                                 -----
  Total Annual Fund Operating Expenses..................          1.83%**
                                                                 -----

                    *   The Adviser intends to waive all management fees until
                       the Fund reaches $20 million in total assets.

                    **  "Other Expenses" is based on estimated amounts
                       annualized for the current fiscal year; therefore, "Total Annual Fund Operating Expenses" may actually be greater or less than indicated in the table. However, the Adviser intends to voluntarily cap the Fund's total annual operating expenses at 1.75% of the Fund's assets indefinitely.

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                                    EXAMPLE

                    This hypothetical example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that:

                        - You invest $10,000;

                        - You redeem all of your shares at the end of the
                          periods shown;

                        - Your investment has a 5% annual return; and

                        - The Fund's operating expenses remain the same.

                    Although actual annual returns and Fund operating expenses may be higher or lower, based on these assumptions, your costs would be:

                           1
                         Year   3 Years
                         -----  --------
                         $413   $   735

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

SENBANC FUND

                    The Fund is a series of the Hilliard Lyons Investment Trust (the "Trust"), an open-end management investment company.

                    INVESTMENT OBJECTIVE AND PRINCIPAL TYPES OF INVESTMENTS

                    The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in publicly traded equity securities of banks and financial institutions conducting a substantial portion of their business through banking subsidiaries (which are generally referred to herein as "Banks"). "Banks" may include commercial banks, industrial banks, consumer banks, savings and loans, and bank holding companies that receive a significant portion of their income through their bank subsidiaries, as well as regional and money center banks. A regional bank is one that provides full service banking (i.e., savings accounts, checking accounts, commercial lending and real estate lending), has assets that are primarily of domestic origin, and typically has a principal office outside of a large metropolitan area (e.g. New York City or Chicago). A money center bank is one with a strong international banking business and a significant percentage of international assets, and is typically located in a large metropolitan area. To the extent that the Fund invests in the equity securities of bank holding companies, a portion of the Fund's assets may be indirectly invested in non-banking entities, since bank holding companies may derive a portion of their income from such entities.

                    Generally, the equity securities in which the Fund will invest are common stocks; however, the Fund may also at times acquire (through its common stock holdings) preferred stock, warrants, rights or other securities that are convertible into common stock. Although the Fund seeks opportunities for long-term capital appreciation, the Banks in which the Fund invests may also pay regular dividends.

                    INVESTMENT PHILOSOPHY

                    The Adviser uses a VALUE investment style for the Fund. The Adviser seeks to identify the most undervalued Banks on a monthly basis by using an investment model that generates information which allows the Adviser to compare its determinations of current net worth with the underlying market prices of Banks. The investment model considers financial ratios and other quantitative information in evaluating and rating Banks which generally have at least six years of current or predecessor operating history and well-managed organizations and operations. The Fund's portfolio is weighted most heavily to the equity securities of Banks that the investment model indicates are most undervalued for the longest period of time.

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    The Adviser intends to build the Fund's portfolio by investing each month in the top ten most undervalued Banks as determined by its investment model. Comparable dollar amounts will be invested in each of the top ten banks each month, insofar as liquidity of those issues and the liquid resources of the Fund allow. The Adviser generally does not expect significant turnover within the top ten most undervalued Banks from month to month. Therefore, limited turnover will lead to multiple purchases of the securities of the Banks that stay in the top ten for greater than one month.

                    Generally, securities in the Fund's portfolio will be sold when they are adequately valued (as determined by the investment model) and when an initial purchase of a Bank's securities has been held for a minimum of twelve months. However, if a Bank has announced a major reorganization (e.g. merger or acquisition), the Fund will generally sell that Bank's securities regardless of the Bank's rating by the investment model or the length of time the Bank's securities have been held by the Fund. If the Bank is no longer evaluated by the investment model for any reason, the Banks's securities will be sold by the Fund. In addition, sales may be made in order to enhance the Fund's cash position in the case of unusually large redemption requests of the Fund's shares or as a temporary defensive measure, and such sales would be of those Bank securities then ranked as least undervalued.

                    The Adviser generally expects the Fund's portfolio to represent Banks of wide geographic dispersion within the United States. In addition, the Fund generally invests in equity securities of Banks which have at least $500 million in consolidated total assets; however, the Fund's investments are not influenced by a Bank's market capitalization (large, medium or small). The skill of the Adviser will play a significant role in the Fund's ability to achieve its investment objective.

                    MAIN RISKS

                    All investments (including those in mutual funds) have risks, and you could lose money by investing in the Fund. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks entailed in investing in the equity securities of Banks. Of course, there can be no assurance that the Fund will achieve its objective.

                    Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government entity. Because the Fund's investments are concentrated in the banking industry, an investment in the Fund may be subject to greater market fluctuations than an investment in a fund that does not concentrate in a

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    particular industry. Thus, we recommend that you consider an investment in the Fund as only one portion of your overall investment portfolio.

                    MARKET RISK. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

                    INDUSTRY CONCENTRATION RISK. Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries. The profitability of Banks is largely dependent upon the availability and cost of capital funds, and may show significant fluctuation as a result of volatile interest rate levels. Healthy economic conditions are important to the operations of Banks, and exposure to credit losses resulting from possible financial difficulties of borrowers can have an adverse effect on the financial performance and condition of Banks. In addi-tion, despite some measure of deregulation, Banks are still subject to extensive governmental regulation which may limit their activities as well as the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged.

                    NONDIVERSIFICATION. The Fund is NONDIVERSIFIED, meaning that it is not limited in the proportion of its assets that it may invest in the obligations of a single issuer. However, the Fund will comply with diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. As a nondiversified fund, the Fund may invest a greater proportion of its assets in the securities of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers.

                    SMALL COMPANY RISK. The Adviser may invest the Fund's assets in small and medium-size companies. Investment in smaller companies involves greater risk than investment in larger companies. The stocks of smaller companies often fluctuate in price to a greater degree than stocks of larger companies. Smaller companies may have more limited financial resources and less liquid trading markets for their stock. The Fund's share price may experience greater volatility when the Fund is more heavily invested in small and medium-size companies.

                    INITIAL INVESTORS NOT FULLY-INVESTED. The Fund may not be fully-invested in the equity securities of Banks immediately following its commencement of operations; therefore, your returns may be lower than they otherwise would have been if the Fund had been fully-invested and if the Fund's portfolio securities

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    had increased in value. The Adviser anticipates that the benefit of this strategy is that the Fund will be more diversified within the banking industry over a period of time.

                    OTHER TYPES OF INVESTMENTS AND CONSIDERATIONS

                    For cash management purposes or when the Adviser believes that market conditions warrant it (i.e. a temporary defensive position), the Fund may hold part or all of its assets in cash or debt and money market instruments. Investments in debt and money market instruments will generally be limited to (1) obligations of the U.S. government, its agencies and instrumentalities; and (2) corporate notes, bonds and debentures rated at least AA by Standard & Poor's Corporation ("Standard & Poor's") or Aa by Moody's Investors Service ("Moody's") (see Appendix A to the Statement of Additional Information ("SAI") -- "Description of Securities Ratings"). The risks of these types of investments and strategies are described in the SAI. To the extent that the Fund holds cash or invests in debt and money market instruments, the Fund may not achieve its investment objective.

                    There are also specific restrictions on the Fund's investments. These restrictions are detailed in the SAI.

                    YEAR 2000. The investment management and advisory services provided to the Fund by the Adviser and the services provided to the Fund and its shareholders by the transfer agent and the custodian depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a materially adverse impact on the handling of securities trades, pricing and account services. The Adviser, transfer agent and custodian have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date. However, there can be no assurance that they will be successful, or that interactions with other noncomplying computer systems will not impair their services at that time. In addition, there can be no assurance that the year 2000 issue will not affect the companies in which the Fund invests or worldwide markets and economies.
  ------------------------------------------------------------------------------

MANAGEMENT OF
                    TRUSTEES AND ADVISER
THE FUND

                    The Board of Trustees has overall management responsibility for the Fund. See the SAI for the names of and additional information about the Trustees and officers. The Adviser, which is located at Hilliard Lyons Center, Louisville, Kentucky 40202, is responsible for providing investment advisory and management

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    services to the Fund, subject to the direction of the Board of Trustees. The Adviser is a division of J.J.B. Hilliard, W.L. Lyons, Inc. ("Hilliard Lyons"), a registered investment adviser, registered broker-dealer and member firm of the New York Stock Exchange, Inc. ("NYSE"), other principal exchanges and the National Association of Securities Dealers, Inc. ("NASD"). Hilliard Lyons and its affiliate, Hilliard Lyons Trust Company, a Kentucky chartered trust company, are wholly owned subsidiaries of Hilliard Lyons, Inc., a Kentucky corporation ("Hilliard Lyons, Inc."). Hilliard Lyons, Inc. is a wholly owned subsidiary of PNC Bank Corp. ("PNC"). PNC, a multi-bank holding company headquartered in Pittsburgh, Pennsylvania, is one of the largest financial services organizations in the United States. PNC's address is One PNC Plaza, 249 Fifth Avenue, Pittsburgh, Pennsylvania 15222-2707.

                    Together with predecessor firms, Hilliard Lyons has been in the investment banking business since 1854. Hilliard Lyons has been registered as an investment adviser since 1973. The Adviser also serves as investment adviser to the Hilliard Lyons Growth Fund, Inc., an open-end mutual fund with assets as of December 31, 1998 of approximately $88 million, and to the Hilliard Lyons Government Fund, Inc., an open-end money market mutual fund with assets as of December 31, 1998 of approximately $1,046,000,000. As of December 31, 1998, the Adviser and its affiliates managed individual, corporate, fiduciary and institutional accounts with assets totaling approximately $4,611,000,000. Pursuant to an investment advisory agreement with the Fund (the "Advisory Agreement"), the Adviser is paid a management fee at an annual rate of 0.60% of the average daily value of the Fund's net assets; however, the Adviser intends to waive its management fee until the Fund reaches $20 million in total assets.

                    PORTFOLIO MANAGER

                    Alan F. Morel is the portfolio manager of the Fund and the designer and originator of the proprietary programs that generate The Hilliard Lyons Bank Stock Index, upon which the Fund's investment model is based. Therefore, the investment success of the Fund will depend significantly on the efforts of Mr. Morel. Accordingly, the death, incapacity, removal or resignation of Mr. Morel could adversely affect the Fund's performance. Mr. Morel is a Vice President of Hilliard Lyons and has been employed by Hilliard Lyons as an analyst since 1976. Neither Hilliard Lyons nor the Adviser currently has a written employment agreement with Mr. Morel.
  ------------------------------------------------------------------------------

SHAREHOLDER
                    NET ASSET VALUE
INFORMATION

                    The net asset value is determined as of the close of regular trading on the floor of the New York Stock Exchange (the "NYSE") (4:00 p.m., Eastern time) on each day the NYSE is open for trading (referred to herein as a "business day").

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    Net asset value per share is determined by dividing the difference between the values of the Fund's assets and liabilities by the number of the Fund's shares outstanding. Investments that are traded on an exchange or in the over-the-counter market are valued based on the last sale price as of the close of regular trading on the NYSE. Short-term obligations with maturities of 60 days or less are valued at amortized cost. Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith by the Adviser under procedures established by, and under the supervision and responsibility of, the Fund's Board of Trustees.

                    HOW TO BUY SHARES

                    GENERAL. Provident Distributors, Inc., Four Fall Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961, is the distributor for the shares of the Fund (the "Distributor"). Pursuant to a selling agreement between the Distributor and Hilliard Lyons, Hilliard Lyons is a selling agent for the shares of the Fund. Therefore, you may purchase or redeem Fund shares through a Hilliard Lyons investment broker. The Distributor may enter into selling agreements with authorized dealers and financial intermediaries other than Hilliard Lyons (collectively referred to as "Authorized Dealers") at a future date allowing Fund shares to be purchased and redeemed through such Authorized Dealers. The Fund may modify or waive its purchase and redemption procedures or requirements to facilitate any future selling agreements.

                    INITIAL PURCHASES. Fund shares may be purchased through a Hilliard Lyons investment broker or Authorized Dealer who will open an account, explain the shareholder services available from the Fund and answer any questions. The minimum initial investment for Fund shares is $250, and the minimum additional investment is $100. These minimums may be waived at the discretion of the Fund, and the Fund reserves the right to change its investment minimums without notice.

                    ADDITIONAL PURCHASE POLICIES. After an initial investment is made and a shareholder's account is established, additional purchases may be made by telephoning your Hilliard Lyons investment broker or Authorized Dealer and placing an order. Purchase orders received by your Hilliard Lyons investment broker prior to "closing time" on any "business day" are executed at the public offering price determined that day. Purchase orders received by an Authorized Dealer on any "business day" are executed at the public offering price determined that day, provided the order is received by the Authorized Dealer and transmitted to the Transfer Agent prior to "closing time" on that day. Authorized Dealers are responsible for transmitting purchase orders to the Transfer Agent promptly. The failure of an Authorized Dealer to promptly transmit an order

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    may cause the purchase price to be more or less than the amount you otherwise would have paid. Purchase orders received after "closing time" or on a day that is not a "business day" are priced as of "closing time" on the next succeeding "business day." A "business day" is any day on which the NYSE is open for business; "closing time" is the close of trading on the NYSE (4:00 p.m., Eastern time) or such other day or time as the Fund's Trustees may establish in the future. The Fund reserves the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

                    You may pay for purchases with checks drawn on domestic offices of U.S. banks or with funds in brokerage accounts maintained with Hilliard Lyons or Authorized Dealers. If your check is subsequently dishonored, your Hilliard Lyons investment broker or Authorized Dealer may have the right to redeem your shares and to retain any dividends paid or distributions made with respect to such shares. When your payment is received by a brokerage firm before a settlement date, unless otherwise directed by you, the monies may be held as a free credit balance in your brokerage account and the brokerage firm may benefit from the temporary use of these monies.

                    AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables you to make regular monthly or quarterly investments in shares through automatic charges to your bank account. With your authorization and bank approval, your bank account is automatically charged by your Hilliard Lyons investment broker or Authorized Dealer for the amount specified ($100 minimum), which is automatically invested in shares at the public offering price on or about the date you specify. Bank accounts are charged on the day or a few days before investments are credited, depending on the bank's capabilities, and you will receive a confirmation statement showing the current transaction. To participate in the automatic investment plan, contact your Hilliard Lyons investment broker or Authorized Dealer for an authorization agreement, which contains details about the automatic investment plan. If your bank account cannot be charged due to insufficient funds, a stop-payment order or the closing of your account, the automatic investment plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the automatic investment plan at any time by notifying your Hilliard Lyons investment broker or Authorized Dealer.

                    RETIREMENT PLANS. Shares of the Fund may be purchased in connection with various retirement plans, including Individual Retirement Accounts ("IRAs"), section 403(b) plans and retirement plans for self-employed individuals, partnerships and corporations and their employees. Detailed information concerning retirement plans is available from your Hilliard Lyons investment broker or Authorized Dealer. There may be fees in connection with establishing and

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    maintaining retirement plans. Investors should consult their tax adviser for specific advice regarding their tax status and the possible benefits of establishing retirement plans.

                    HOW TO SELL (REDEEM) SHARES

                    REDEMPTIONS GENERALLY. You may submit redemption requests to your Hilliard Lyons investment broker or Authorized Dealer in person or by telephone, mail or wire. Redemption requests directed to a Hilliard Lyons investment broker are effected at the net asset value next computed after receipt of the request. Redemption requests directed to an Authorized Dealer are effected at the net asset value next computed after receipt of the request by the Authorized Dealer and transmission of the request to the Transfer Agent. Redemption proceeds are credited to your brokerage account for disbursement according to your instructions and will normally be credited to your brokerage account within three business days. Authorized Dealers are responsible for transmitting redemption requests to the Transfer Agent promptly. The failure of an Authorized Dealer to promptly transmit a redemption request may cause the redemption proceeds to be more or less than the amount you otherwise would have received.

                    TELEPHONE REDEMPTIONS. During periods of dramatic economic or market changes you may experience difficulty in implementing a telephone redemption to your Hilliard Lyons investment broker or Authorized Dealer because of increased telephone volume. Your Hilliard Lyons investment broker or Authorized Dealer may refuse a telephone redemption request if it believes it is advisable to do so. You will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided your Hilliard Lyons investment broker or Authorized Dealer reasonably believes that the instructions are genuine.

                    ADDITIONAL INFORMATION ON REDEMPTIONS. If Fund shares were recently purchased, the redemption proceeds are not sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares requested to be redeemed may be delayed when the purchase check has not cleared, but the delay will be no longer than required to verify that the purchase check has cleared. The Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend or holiday closings, (ii) the Securities and Exchange Commission (the "SEC") has by order permitted such suspension or (iii) an emergency, as defined by the rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    The Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities ("redemption in kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

                    Questions about redemption requirements should be referred to your Hilliard Lyons investment broker or Authorized Dealer. Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem shareholder accounts of less than $250 in net asset value. Such shareholder accounts will be redeemed only if the balance has decreased below that level as a result of shareholder redemptions and not because of fluctuations in the net asset value of the Fund's shares. If the Fund elects to redeem such shares, your Hilliard Lyons investment broker or Authorized Dealer will notify you of the Fund's intention to do so and provide you with an opportunity to increase the amount so invested to $250 or more within 30 days of the notice.

                    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders of the Fund whose shares have a minimum net asset value of $10,000. The Withdrawal Plan allows for monthly or quarterly payments to the participating shareholder in amounts not less than $100. Dividends and capital gain distributions on shares held under the Withdrawal Plan are reinvested in additional full and fractional shares of the Fund at net asset value. The Withdrawal Plan may be terminated at any time. You should not consider withdrawal payments to be dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividend and capital gain distributions, your original investment will be correspondingly reduced and ultimately exhausted. Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss you realize must be reported for federal and state income tax purposes. As it generally would not be advantageous to you to make additional investments in the Fund while participating in the Withdrawal Plan, purchases of shares in amounts less than $5,000 by participants in the Withdrawal Plan will not ordinarily be permitted. You should consult your tax adviser regarding the tax consequences of participating in the Withdrawal Plan.

                    REINSTATEMENT PRIVILEGE. If you redeem shares and have not exercised the reinstatement privilege within the previous twelve months, you may reinvest the proceeds of such redemption in new shares of the Fund without a sales charge by exercise of the reinstatement privilege. Reinvestment will be at the net asset value next determined after your Hilliard Lyons investment broker or Authorized Dealer receives a letter requesting reinstatement and payment therefor. Your Hilliard Lyons investment broker or Authorized Dealer must receive the letter requesting reinstatement and payment therefor within 60 days following the redemption. A reinstatement fee of $25 will be charged by your Hilliard

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    Lyons investment broker or Authorized Dealer. You should consult your tax adviser regarding the tax consequences of exercising the reinstatement privilege.

                    DIVIDENDS, DISTRIBUTIONS AND TAXES

                    The following discussion of taxation is not intended to be a full discussion of income tax laws and their effect on shareholders. You should consult your tax adviser as to the tax consequences of ownership of the Fund's shares.

                    REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. Dividends and distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless you indicate otherwise to your Hilliard Lyons investment broker or Authorized Dealer.

                    PAYMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund pays its shareholders dividends from its net investment income and distributes from any net capital gains that it has realized. [Dividends and distributions are generally paid once a year.] The Fund intends to distribute at least 98% of any net investment income for the calendar year plus 98% of net capital gains realized from the sale of securities. The Fund intends to distribute any undistributed net investment income and net realized capital gains in the following year.

                    TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS. Except for those shareholders exempt from federal income taxes, shareholders will be subject to federal income tax at ordinary income tax rates (up to a maximum marginal rate of 39.6% for individuals) on any dividends received that are derived from net investment income and net realized short-term capital gains. Distributions of net realized long-term capital gain, when designated as such by the Fund, are taxable to shareholders as long-term capital gains, regardless of how long shares of the Fund are held. Long-term capital gain distributions made to individual shareholders are currently taxed at the maximum rate of 20%. Distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31. Dividends and distributions may also be subject to state and local taxes.

                    DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) Plan or IRA, are generally tax deferred. This means that you are not required to report Fund distributions on your income tax return, but rather, when your retirement plan makes payments to you. Special rules may apply to payments from your retirement plans.

                    HOW DISTRIBUTIONS AFFECT THE FUND'S NET ASSET
                    VALUE. Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    how long shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. You should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

                    BUYING A DISTRIBUTION. A distribution paid shortly after you purchase shares in the Fund will reduce the net asset value of the shares by the amount of the distribution, which nevertheless will be taxable to you even though it represents a return of a portion of your investment.

                    BACKUP WITHHOLDING. Federal income taxes may be required to be withheld ("backup withholding") at a 31% rate from taxable dividends, capital gain distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if:

                        - You fail to furnish your properly certified social
                          security or other tax identification number;

                        - You fail to certify that your tax identification
                          number is correct or that you are not subject to backup withholding due to the under-reporting of certain income; or

                        - The Internal Revenue Service determines that your
                          account is subject to backup withholding.

                    These certifications should be completed and returned when you open an account with your Hilliard Lyons investment broker or Authorized Dealer. All amounts withheld must be promptly paid to the IRS. You may claim the amount withheld as a credit on your federal income tax return.

  ------------------------------------------------------------------------------

DISTRIBUTION
                    DISTRIBUTION AGREEMENT
ARRANGEMENTS

                    Provident Distributors, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares pursuant to a distribution agreement (the "Distribution Agreement") with the Fund. Hilliard Lyons has entered into a selling agreement with the Distributor to sell shares of the Fund. Pursuant to such selling agreement, and as further discussed below, Hilliard Lyons receives the sales charges and Rule 12b-1 fees otherwise payable to the Distributor with respect to Fund shares which the Distributor sells through Hilliard Lyons. The Distributor may enter into additional selling agreements in the future with Authorized Dealers to sell shares of the Fund, and any such Authorized Dealers may also receive the sales charges and Rule 12b-1 fees otherwise payable to the Distributor with respect to Fund shares which the Distributor sells through such Authorized Dealers.

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    SALES CHARGES

                    GENERAL. Purchases of the Fund's shares are subject to a front-end sales charge of two and one-quarter percent (2.25%) of the total purchase price; however, sales charges may be reduced for large purchases as indicated below. Sales charges are not imposed on shares that are purchased with reinvested dividends or other distributions. The table below indicates the front-end sales charge as a percentage of both the offering price and the net amount invested:

                                                                 SALES CHARGE AS A %
                                          SALES CHARGE AS A %       OF NET AMOUNT
AMOUNT OF PURCHASE                         OF OFFERING PRICE          INVESTED
---------------------------------------  ---------------------  ---------------------
Less than $500,000                                  2.25%                  2.30%
At least $500,000 but less than
 $1,000,000                                         1.75%                  1.78%
$1,000,000 or greater                               0.00%                  0.00%

                    No sales charge is payable at the time of purchase on investments of $1 million or more; however; a 1% contingent deferred sales charge is imposed in the event of redemption within 12 months following any such purchase. See "Contingent Deferred Sales Charge on Certain Redemptions" below. The Distributor may pay a commission to Hilliard Lyons investment brokers or Authorized Dealers who initiate and are responsible for purchases of $1 million or more.

                    COMBINED PURCHASE PRIVILEGE. Certain purchases of Fund shares made at the same time by you, your spouse and your children under age 25 may be combined for purposes of determining the "Amount of Purchase." The combined purchase privilege may also apply to certain employee benefit plans and trust estates. The combined purchase privilege is further discussed in the SAI. You may also further discuss the combined purchase privilege with your Hilliard Lyons investment broker or Authorized Dealer.

                    CUMULATIVE QUANTITY DISCOUNT. You may combine the value of shares held in the Fund, along with the dollar amount of shares being purchased, to qualify for a cumulative quantity discount. The value of shares held is the higher of their cost or current net asset value. For example, if you hold shares having a value of $475,000 and purchase $25,000 of additional shares, the sales charge applicable to the additional investment would be 1.75%, the rate applicable to a single purchase of $500,000. In order to receive the cumulative quantity discount, the value of shares held must be brought to the attention of your Hilliard Lyons investment broker or Authorized Dealer.

                    LETTER OF INTENT. If you anticipate purchasing at least $500,000 of shares within a 13-month period, the shares may be purchased at a reduced sales charge by completing and returning a Letter of Intent (the "Letter"), which can be provided to you by your Hilliard Lyons investment broker or Authorized Dealer.

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    The reduced sales charge may also be obtained on shares purchased within the 90 days prior to the date of receipt of the Letter. Shares purchased under the Letter are eligible for the same reduced sales charge that would have been available had all the shares been purchased at the same time. There is no obligation to purchase the full amount of shares indicated in the Letter. Should you invest more or less than indicated in the Letter during the 13-month period, the sales charge will be recalculated based on the actual amount purchased. A portion of the amount of the intended purchase normally will be held in escrow in the form of Fund shares pending completion of the intended purchase.

                    SALES CHARGE WAIVERS. The Fund sells shares at net asset value without imposition of sales charge to the following persons: (i) current and retired (as determined by Hilliard Lyons) employees of Hilliard Lyons and its affiliates, their spouses and children under the age of 25 and employee benefit plans for such employees, provided orders for such purchases are placed by the employee; (ii) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (iii) employees and Trustees of the Fund and registered representatives of Authorized Dealers; (iv) existing advisory clients of the Adviser or Hilliard Lyons Trust Company on purchases effected by transferring all or a portion of their investment management or trust account to the Fund provided that such account had been maintained for a period of six months prior to the date of purchase of Fund shares; (v) investors purchasing shares through a Hilliard Lyons investment broker to the extent that the purchase of such shares is funded by the proceeds from the sale of shares of any mutual fund (for which the investor paid a front-end sales charge) other than a money market fund (a) purchased within three years of the date of the purchase of Fund shares and held for at least six months or (b) purchased at any time and for which Hilliard Lyons was not a selling dealer, provided that in either case the order for Fund shares must be received within 30 days after the sale of the other mutual fund; (vi) trust companies, bank trust departments and registered investment advisors purchasing for accounts over which they exercise investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity, provided that the amount collectively invested or to be invested in the Fund by such entity or adviser during the subsequent 13-month period totals at least $100,000; (vii) employer-sponsored retirement plans with assets of at least $100,000 or 25 or more eligible participants, and (viii) accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Distributor.

                    In order to take advantage of a sales charge waiver, a purchaser must certify to a Hilliard Lyons investment broker or Authorized Dealer eligibility for a waiver

--------------------------------------------------------------------------------

                                  SENBANC FUND
--------------------------------------------------------------------------------

                    and must notify a Hilliard Lyons investment broker or Authorized Dealer whenever eligibility for a waiver ceases to exist. A Hilliard Lyons investment broker or Authorized Dealer reserves the right to request additional information from a purchaser in order to verify that such purchaser is so eligible.

                    CONTINGENT DEFERRED SALES CHARGE ON CERTAIN
                    REDEMPTIONS. Purchases of $1 million or more are not subject to an initial sales charge; however, a contingent deferred sales charge is payable on these investments in the event of a share redemption within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. The contingent deferred sales charge is further discussed in the SAI.

                    DISTRIBUTION PLAN

                    The Board of Trustees has adopted a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Fund reimburses the Distributor at an annualized rate of up to 0.60% of the Fund's average daily net assets for distribution expenses actually incurred. Rule 12b-1 of the 1940 Act regulates the manner in which a mutual fund may assume the costs of distributing and promoting the sale of its shares. Pursuant to the Distribution Plan, the Distributor may be reimbursed for expenses incurred in connection with any activity primarily intended to result in the sale of the Fund's shares. If the amount reimbursed is insufficient to pay the expenses of distribution, the Adviser bears the additional expenses. Any amount of excess distribution expenses incurred by the Distributor in any quarter for which the Distributor is not reimbursed can be carried forward from one quarter to the next but no expenses may be carried over from year to year. Because Rule 12b-1 fees are continually paid out of the Fund's assets, such fees will increase the cost of your investment and may potentially cost you more than paying other types of sales charges.

                    In unanimously approving the Distribution Plan for the Fund, the Board of Trustees determined that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. Under its terms, the Distribution Plan remains in effect so long as it is approved at least annually by vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan. The Distributor is obligated to provide the Trustees quarterly reports of amounts expended under the Distribution Plan and the purpose for which the expenditures were made.

--------------------------------------------------------------------------------

                              [SENBANC_FUND_LOGO]
------------------------------------------------
INVESTMENT ADVISER
Hilliard Lyons Investment Advisers
Hilliard Lyons Center
501 South 4th Street
Louisville, Kentucky 40202

DISTRIBUTOR
Provident Distributors, Inc.
Four Fall Corporate Center
6th Floor
West Conshohocken, Pennsylvania 19428

CUSTODIAN
PFPC Trust Company
400 Bellevue Parkway
Wilmington, Delaware 19809

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTANT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
400 West Market Street
Louisville, Kentucky 40202

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, Illinois 60601

------------------------------------------------
                              FOR MORE INFORMATION

    More information on the Fund is available without charge, upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

    The annual and semi-annual reports to shareholders describe the Fund's performance, list portfolio holdings and contain a letter from the Fund's Adviser discussing recent market conditions, economic trends and Fund strategies. Management's discussion of Fund performance is incorporated by reference into this prospectus from the reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

    The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-444-1854

BY MAIL
Write to:
Senbanc Fund
c/o Hilliard Lyons Investment Trust
501 South 4th Street
Louisville, Kentucky 40202

ON THE INTERNET
Text-only versions of Fund documents can be viewed online or downloaded from the SEC at http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

                 Investment Company Act File No.: 811-

               STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 7, 1999

                           HILLIARD LYONS INVESTMENT TRUST
                                 501 SOUTH 4TH STREET
                              LOUISVILLE, KENTUCKY 40202
                                    1-800-444-1854

                                    SENBANC FUND

     This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Fund's prospectus dated April 7, 1999, and any supplements thereto ("Prospectus"). The Prospectus may be obtained at no charge by telephoning 1-800-444-1854.

                                  TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
Investment Strategies and Risks. . . . . . . . . . . . . . . . . . . . . . . .1
Fund Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
Purchases and Redemptions. . . . . . . . . . . . . . . . . . . . . . . . . . .6
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8
Principal Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
Investment Advisory Services . . . . . . . . . . . . . . . . . . . . . . . . 10
Distributor. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
Administrator and Fund Accountant. . . . . . . . . . . . . . . . . . . . . . 14
Custodian. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
Independent Public Accountants . . . . . . . . . . . . . . . . . . . . . . . 16
Counsel. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
Income Tax Considerations. . . . . . . . . . . . . . . . . . . . . . . . . . 18
Investment Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
Appendix A -- Description of Securities Ratings. . . . . . . . . . . . . . .A-1

                                 GENERAL INFORMATION

Senbanc Fund (the "Fund") is a series of the Hilliard Lyons Investment Trust (the "Trust"), an open-end management investment company. Hilliard Lyons Investment Advisers (the "Adviser") provides management and investment advisory services to the Fund. The Trust is a Delaware business trust organized under a declaration of trust ("Declaration of Trust") dated January 12, 1999. The Declaration of Trust may be amended by a vote of either the Fund's shareholders or its Board of Trustees (the "Board"). The Trust may issue an unlimited number of shares in one or more series or classes as the Board may authorize. Each share of a series of the Trust is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series of the Trust have equal rights in the event of liquidation of that series. Currently, the Fund is the only series authorized and outstanding. The Fund commenced operations on ___________ __, 1999.

As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. All shares of all series of the Trust are voted together in the election of Trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 (the "1940 Act") or other applicable law, or when the Board determines that the matter affects only the interests of one or more series separately, in which case shareholders of the unaffected series are not entitled to vote on such matters.


                           INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the Fund's investment objective, strategies and risks discussed in the Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. There is no assurance that the Fund will achieve its investment objective. The investment objective is fundamental and may only be changed with shareholder approval.

INVESTMENT PHILOSOPHY

The Adviser uses a VALUE investment style for the Fund. The Adviser seeks to identify the most undervalued Banks (as defined below under the section titled, "Principal Types of Investments and Related Risks") by using an investment model that considers financial ratios and other quantitative information. Generally, such Banks have at least six years of current or predecessor operating history and well-managed organizations and operations. The Fund's portfolio is weighted most heavily to the equity securities of Banks that the investment model indicates are most undervalued for the longest period of time.

PRINCIPAL TYPES OF INVESTMENTS AND RELATED RISKS

Under normal market conditions, the Fund will invest at least 65% of its total assets in publicly traded equity securities of banks and financial institutions conducting a substantial portion of their business through banking subsidiaries (which are generally referred to herein as "Banks"). Banks may include commercial banks, industrial banks, consumer banks, savings and loans, and bank holding companies that receive a significant portion of their income through their bank subsidiaries, as well as regional and money center banks. A regional bank is one that provides full service banking (i.e., savings accounts, checking accounts, commercial lending and real estate lending), has assets that are primarily of domestic origin, and typically has a principal office outside of a large metropolitan area (e.g. New York City or Chicago). A money center bank is one with a strong international banking business and a significant percentage of international assets, and is typically located in a large metropolitan area. To the extent that the Fund invests in the equity securities of bank holding companies, a portion of the Fund's assets may be indirectly invested in non-banking entities, since bank holding companies may derive a portion of their income from such entities.

Generally, the equity securities in which the Fund invests are common stocks; however, the Fund may also at times acquire (through its common stock holdings) preferred stock, warrants, rights or other securities that are convertible into common stock. The Fund generally invests in equity securities of Banks which have at least $500 million in consolidated total assets; however, the Fund's investments are not influenced by a Bank's market capitalization (large, medium or small).

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government entity; therefore, you could lose money by investing in the Fund. The Fund is not a complete investment program. We recommend that you consider an investment in the Fund as only one portion of your overall investment portfolio.

     MARKET RISK. Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the Adviser's control. Therefore, the return and net asset value of the Fund will fluctuate, and you could lose money by investing in the Fund.

     INDUSTRY CONCENTRATION RISK. Since the Fund's investments will be concentrated in the banking industry, the Fund will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry. Thus, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries. In addition, despite some measure of deregulation, Banks are still subject to extensive governmental regulation which limits their activities. The availability and cost of funds to Banks are crucial to their profitability. Consequently, volatile interest rates and deteriorating economic conditions can adversely affect their financial performance and condition.

     Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of Banks is largely dependent upon the availability and cost of capital funds, and may show significant fluctuation as a result of volatile interest rate levels. In addition, healthy economic conditions are important to the operations of Banks, and exposure to credit losses resulting from possible financial difficulties of borrowers can have an adverse effect on the value of the Fund.

     NONDIVERSIFICATION RISK. The Fund is NONDIVERSIFIED, meaning that it is not limited in the proportion of its assets that it may invest in the obligations of a single issuer. However, the Fund will comply with diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. As a nondiversified fund, the Fund may invest a greater proportion of its assets in the securities of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers.

     SMALL COMPANY RISK. The Adviser may invest the Fund's assets in small and medium-size companies. Investment in smaller companies involves greater risk than investment in larger companies. The stocks of smaller companies often fluctuate in price to a greater degree than stocks of larger companies. Smaller companies may have more limited financial resources and less liquid trading markets for their stock. The Fund's share price may experience greater volatility when the Fund is more heavily invested in small and medium-size companies.

     INITIAL INVESTORS NOT FULLY-INVESTED. The Fund may not be fully-invested in the equity securities of Banks immediately following its commencement of operations; therefore, your returns may be lower than they otherwise would have been if the Fund had been fully-invested and if the Fund's portfolio securities had increased in value. The Adviser anticipates that the benefit of this strategy is that the Fund will be more diversified within the banking industry over a period of time.

OTHER TYPES OF INVESTMENTS AND RELATED RISKS

Although they are not principal types of investments and strategies of the Fund, the Fund may also invest to a limited extent in the following types of investments and is subject to the risks of such investments.

     DEBT SECURITIES AND MONEY MARKET INSTRUMENTS. For cash management purposes or when the Adviser believes that market conditions warrant it (i.e. a temporary defensive position), the Fund may invest a portion of its total assets in obligations of the U.S. government, its agencies and instrumentalities and debt securities of companies in any industry, including corporate notes, bonds and debentures. Investments in debt securities are subject to interest rate risk and credit risk. The market value of debt securities in the Fund's portfolio will decrease as interest rates rise and increase as interest rates fall. In addition, to the extent the Fund invests in debt securities, the Fund's share price will be subject to losses from possible financial difficulties of borrowers whose debt securities are held by the Fund. Debt securities in which the Fund may invest will generally be rated at least Aa by Moody's Investors Service ("Moody's"), AA by Standard & Poor's Corporation ("Standard & Poor's" or "S&P") or the equivalent by other nationally recognized ratings agencies (See Appendix A -- "Description of Securities Ratings"). In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities. To the extent that the Fund holds cash or invests in debt securities and money market instruments, the Fund may not achieve its investment objective.

     CONVERTIBLE SECURITIES. The Fund may generally not purchase but may acquire (through its holdings in common stocks) convertible securities. These may include corporate notes or preferred stock, but are ordinarily long-term debt obligations convertible at a stated exchange rate into common stock of the issuer. All convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

As with all debt securities, the market value of convertible securities tends to decrease as interest rates rise and, conversely, to increase as interests rates fall. Convertible securities generally offer lower interest or dividend yields than nonconvertible securities of similar quality. However, when the market price of the common stock underlying a convertible security approaches or exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may generally not purchase but may acquire (through its holdings in common stocks) securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may occur a month or more after the date of the transaction. The purchase price and the interest rate payable, if any, are fixed on the purchase commitment date or at the time the settlement date is fixed. The securities so purchased are subject to market fluctuation, and no income accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it must record the transaction and reflect the value of such securities each day in determining its net asset value. At the time it is received, a when-issued security may be valued at less than its purchase price. The Fund must make commitments for such when-issued transactions only when it intends to acquire the securities. To facilitate such purchases, the Fund must maintain with the custodian a segregated account of liquid assets in the name of the Fund, consisting of cash, United States government securities or other appropriate high grade debt obligations in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund must meet its obligations from maturities or sales of the securities held in the segregated account or from cash on hand.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be illiquid because they are unlisted or subject to legal restrictions on resale, or due to other factors which, in the Adviser's opinion, raise questions concerning the Fund's ability to liquidate the securities in a timely and orderly manner without substantial loss. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

     REPURCHASE AGREEMENTS. From time to time, the Fund may enter into repurchase agreements with qualified banks or securities broker-dealers which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation for a relatively short period (usually not more than seven days), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities is monitored on an ongoing basis by the Adviser to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

The Fund only enters into repurchase agreements involving U.S. government obligations, or obligations of its agencies or instrumentalities, usually for a period of seven days or less. The term of each of the Fund's repurchase agreements is always less than one year and the Fund does not enter into repurchase agreements of a duration of more than seven days if, taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.

     WARRANTS AND RIGHTS. The Fund may generally not purchase but may acquire (through its holdings in common stocks) warrants and rights, which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price. Generally, warrants and rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

     LENDING. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. government obligations, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

     BORROWING. The Fund may have to deal with unpredictable cashflows as shareholders purchase and redeem shares. Under adverse conditions, the Fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease Fund performance by increasing transaction expenses.

The Fund may deal with unpredictable cashflows by borrowing money. Through such borrowings the Fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the Fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the Fund will liquidate portfolio securities in an orderly manner to repay the borrowed money.

To the extent that the Fund borrowed money prior to selling securities, the Fund would be leveraged such that the Fund's net assets may appreciate or depreciate in value more than an unleveraged portfolio of similar securities. Since substantially all of the Fund's assets will fluctuate in value and the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns which the Fund earns on portfolio securities. Under adverse conditions, the Fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.


                                    FUND POLICIES

FUNDAMENTAL POLICIES

The Fund has adopted the following fundamental policies for the protection of shareholders that may not be changed without the approval of a majority of the Fund's outstanding shares, defined in the 1940 Act as the lesser of (i) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares. Under these policies, THE FUND MAY NOT:

1. Borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time;

2. Issue senior securities, except as permitted under the 1940 Act and as interpreted by regulatory authority having jurisdiction from time to time;

3. Purchase physical commodities or contracts relating to physical commodities;

4. Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities;

5. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities;

6.   Make loans to other persons except (i) loans of portfolio securities, and
     (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans; or

7. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Fund may concentrate its investments in the banking industry.

NON-FUNDAMENTAL POLICIES

     In addition to the fundamental policies mentioned above, the Board voluntarily adopted the following policies and restrictions which are observed in the conduct of its affairs. These represent intentions of the Board based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Board without prior notice to or approval of shareholders. Accordingly, the Fund may not:

8. Invest for the purpose of exercising control over management of any company;

9. Invest its assets in securities of any investment company, except by open market purchases, including an ordinary broker's commission, or in connection with a merger, acquisition of assets, consolidation or reorganization, and any investments in the securities of other investment companies will be in compliance with the 1940 Act;

10.  Invest more than 15% of the value of its net assets in illiquid securities.

If any percentage limitation is adhered to at the time of an investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.


                              PURCHASES AND REDEMPTIONS

Read the Fund's Prospectus for information regarding the purchase and redemption of Fund shares, including any applicable sales charges. The following information supplements information in the Fund's Prospectus.

GENERAL

     CONTINGENT DEFERRED SALES CHARGE ON CERTAIN REDEMPTIONS. Purchases of $1 million or more are not subject to an initial sales charge; however, a contingent deferred sales charge is payable on these investments in the event of a share redemption within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of the charge, it is assumed that shares purchased with reinvested dividend and capital gain distributions and then other shares held the longest are the first redeemed.
The contingent deferred sales charge is waived in the event of (a) the death or disability (as defined in (S)72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code")) of the shareholder, (b) a lump sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"), or (c) systematic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old. The Fund applies the waiver for death or disability to shares held at the time of death or the initial determination of disability of either an individual shareholder or one who owns the shares of a joint tenant with the right of survivorship or as a tenant in common.

     REDEMPTION IN KIND. The Fund has made an election pursuant to Rule 18f-1 under the 1940 Act to enable the Fund to elect to limit payments in cash for large redemptions. Under the provisions of Rule 18f-1 under the 1940 Act, the Fund may limit cash redemptions with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) 1% of the net asset value ("NAV") of the Fund at the beginning of such period. If deemed advisable by the Board, the Fund may pay the redemption price in excess of the amounts described above in whole or in part in securities owned by the Fund. The market value of such securities shall be determined as of the close of trading on the New York Stock Exchange, Inc. ("NYSE") on the business day on which the redemption is effective. In such case a shareholder might incur transaction costs if he or she sold the securities received.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

     You can reduce or eliminate the front-end sales charge on shares of the Fund as follows:

     QUANTITY DISCOUNTS. Purchases of at least $500,000 can reduce the sales charges you pay, and purchases of at least $1,000,000 can eliminate the sales charges you pay.

     COMBINED PURCHASE PRIVILEGE. The following purchases may be combined for purposes of determining the "Amount of Purchase": (a) individual purchases, if made at the same time, by a single purchaser, the purchaser's spouse and children under the age of 25 purchasing shares for their own account, including shares purchased by an employee benefit plan(s) exclusively for the benefit of such individual(s) (such as an IRA, individual-type section 403(b) plan or single-participant Keogh-type plan) or by a Company, as defined in Section 2(a)(8) of the 1940 Act, solely controlled, as defined in the 1940 Act, by such individual(s), or (b) individual purchases by trustees or other fiduciaries purchasing shares (i) for a single trust estate or a single fiduciary account, including an employee benefit plan, or (ii) concurrently by two or more employee benefit plans of a single employer or of employers affiliated with each other in accordance with Section 2(a)(3)(c) of the 1940 Act (excluding in either case an employee benefit plan described in "(a)" above), provided such trustees or other fiduciaries purchase shares in a single payment. Purchases made for nominee or street name accounts may not be combined with purchases made for such other accounts.

     ACCUMULATED PURCHASES. If you make an additional purchase of Fund shares, you can count previous shares purchased still invested in the Fund in calculating the applicable sales charge on the additional purchase.

     LETTER OF INTENT. You can sign a Letter of Intent committing to purchase at least $500,000 (or $1,000,000) in Fund shares within a 13 month period to combine such purchases in calculating the sales charge. A portion of your Fund shares will be held in escrow. If you complete your purchase commitments as stated in the Letter of Intent, your Fund shares held in escrow will be released to your account. If you do not fulfill the Letter of Intent, the appropriate amount of Fund shares held in escrow will be redeemed to pay the sales charges that were not applied to your purchases.


                                   NET ASSET VALUE

Each security traded on a national securities exchange or traded over-the-counter and quoted on the Nasdaq System is valued based on the last sale price as of the close of regular trading on the floor of the NYSE on the date of valuation. Securities so traded for which there was no sale on the date of valuation and other securities are valued at the mean of the most recent bid and asked quotations, except that bonds not traded on a securities exchange or quoted on the Nasdaq System are valued at prices provided by a recognized pricing service unless the Adviser believes that any such price does not represent a fair value. Each money market instrument having a maturity of 60 days or less from the valuation date is valued on an amortized cost basis. Other securities and assets are valued at fair value, as determined in good faith by the Adviser under procedures established by, and under the supervision and responsibility of, the Fund's Board.

The net asset value per share of the Fund's shares is determined on each "business day," currently any day the NYSE is open for business. The NYSE is presently scheduled to be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times. The prices of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Occasionally, events affecting the value of such securities may occur in the interim, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Board.


                                      MANAGEMENT

The Trust's Board manages the business affairs of the Trust. The Board establishes policies and reviews and approves contracts and their continuance. The Board also elects the officers and selects the Trustees to serve as committee members.

The following table sets forth certain information with respect to the Trustees and executive officers of the Fund:



                             POSITION(S) HELD      PRINCIPAL OCCUPATION(S)
NAME; ADDRESS          AGE       WITH FUND          DURING PAST FIVE YEARS
-------------          ---   ---------------- --------------------------------

James W. Stuckert*      61   Trustee,         Chairman and Chief Executive
Hilliard Lyons               Chairman of the  Officer of Hilliard Lyons since
501 South 4th Street         Board            December 1995.  Formerly
Louisville, Kentucky                          Executive Vice President and
40202                                         Director of Hilliard Lyons.

William W. Crawford**   70   Trustee          Retired.  President and Chief
3003 Gulf Shore                               Operating Officer of Hilliard
Boulevard                                     Lyons until 1995.
North #901
Naples, Florida 33940

Robert L. Decker**      51   Trustee          Executive Vice President and
Churchill Downs                               Chief Financial Officer of
700 Central Avenue                            Churchill Downs since March 1997.
Louisville, Kentucky                          Formerly Vice President - Finance
40208                                         of the Hilton International Hotel
                                              Company, a division of Ladbrook
                                              Group PLC.

T. Kennedy Helm III**   52   Trustee          Attorney and Managing Partner of
Stites and Harbison                           Stites and Harbison, Louisville,
400 West Market Street                        Kentucky.
Louisville, Kentucky
40202

W. Patrick Mulloy**     45   Trustee          President and Chief Executive
Atria Senior Quarters                         Officer of Atria, Inc.  Formerly
501 South Fourth Avenue                       Attorney and Partner of
Suite 140                                     Greenbaum, Doll & McDonald,
Louisville, Kentucky                          Louisville, Kentucky.
40202

* Trustee who is an "interested person" of the Fund and of the Adviser, as defined in the 1940 Act.

** Trustee is a member of the Audit and Nominating Committee of the Board of Trustees.

Officers and Trustees affiliated with the Adviser serve without any compensation from the Fund. In compensation for their services to the Fund, Trustees who are not affiliates of the Fund or the Adviser are paid $2,000 for each Board meeting attended and are reimbursed for out-of-pocket expenses. The Fund has no retirement or pension plans. The following table sets forth the compensation estimated to be paid by the Fund during its first full fiscal year to each of the noninterested Trustees:


                                 ESTIMATED AGGREGATE
     NAME OF TRUSTEE          COMPENSATION FROM THE FUND
     ---------------          --------------------------
     William W. Crawford               $8,000
     Robert L. Decker                  $8,000
     T. Kennedy Helm III               $8,000
     W. Patrick Mulloy                 $8,000


As of _________ __, 199_, none of the Fund's officers and Trustees owned shares of the Fund.

As of __________ __, 199_, Hilliard Lyons, the initial shareholder of the Fund, held _____ shares or 100% of the Fund.


                                PRINCIPAL SHAREHOLDERS

As of __________ __, 199_, no persons owned of record or beneficially 5% or more of the shares of the Fund except the persons indicated below:

          NAME AND ADDRESS                   % OWNED
          ----------------                   -------
          Hilliard Lyons                       100%
          501 South 4th Street
          Louisville, Kentucky 40202

                             INVESTMENT ADVISORY SERVICES

Hilliard Lyons Investment Advisers (the "Adviser"), a division of J.J.B. Hilliard, W.L. Lyons, Inc. ("Hilliard Lyons"), acts as the Fund's investment adviser and performs certain administrative services for the Fund.

The Adviser is located at Hilliard Lyons Center, Louisville, Kentucky 40202. Hilliard Lyons and its affiliate, Hilliard Lyons Trust Company, a Kentucky chartered trust company, are wholly owned subsidiaries of Hilliard Lyons, Inc., a Kentucky corporation ("Hilliard Lyons, Inc."). Hilliard Lyons, Inc. is a
wholly owned subsidiary of PNC Bank Corp. ("PNC").   PNC, a multi-bank holding
company headquartered in Pittsburgh, Pennsylvania, is one of the largest financial services organizations in the United States. PNC's address is One PNC Plaza, 249 Fifth Avenue, Pittsburgh, Pennsylvania 15222-2707. . Together with predecessor firms, Hilliard Lyons has been in the investment banking business since 1854. It is a registered investment adviser and a registered broker-dealer and member firm of the NYSE, other principal exchanges and the National Association of Securities Dealers, Inc. As of December 31, 1998, the Adviser and its affiliates managed individual, corporate, fiduciary and institutional accounts with assets aggregating approximately $4.6 billion.

The Adviser's obligations pursuant to the Advisory Agreement with the Fund include, subject to the general supervision of the Board, (a) acting as investment adviser for the Fund's assets and supervising and managing the investment and reinvestment of the Fund's assets, (b) supervising continuously the investment program of the Fund and the composition of its investment portfolio, (c) arranging for the purchase and sale of securities and other assets held in the investment portfolio of the Fund (subject to certain restrictions and covenants), (d) maintaining books and records with respect to the Fund's securities transactions and rendering to the Fund's Board such periodic and special reports as the Board may request, and (e) maintaining a policy and practice of conducting its investment advisory services independently of the commercial banking operations of its affiliates.

As compensation for its services, the Fund has agreed to pay the Adviser a monthly fee in arrears at an annual rate equal to 0.60% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive the fees payable to it under the Advisory Agreement until the Fund reaches $20 million in total assets and, if necessary, reimburse the Trust by the amount by which the Fund's total annual operating expenses for any year exceed 1.75% of average net assets. The Advisory Agreement does not prohibit the Adviser or any of its affiliates from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities. When other clients of the Adviser desire to purchase or sell a security at the same time such security is purchased or sold for the Fund, such purchases and sales will, to the extent feasible, be allocated among the Fund and such clients in a manner believed by the Adviser to be equitable to such clients and the Fund. However, it cannot be expected that all of the Adviser's clients, including the Fund, will receive equal treatment at all times.

The Advisory Agreement was approved by the Board and by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, on __________ __, 1999 and became effective on ___________ __, 1999. It will continue in effect until _____ __, 200_ and from year to year thereafter provided such continuance is specifically approved at least annually (a) by the vote of a majority of the outstanding shares of the Fund (as defined under "Fund Policies") or by a majority of the Trustees of the Fund, and (b) by the vote of a majority of the Trustees of the Fund who are not parties to the Advisory Agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act) and is terminable at any time without penalty by the Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Adviser and by the Adviser on 60 days' written notice to the Fund.


                                     DISTRIBUTOR

Provident Distributors, Inc., Four Fall Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961, is the distributor for the shares of the Fund (the "Distributor").

The Distributor's obligations pursuant to the Distribution Agreement with the Fund include (a) using reasonable time and effort in assisting in the sale and distribution of the Fund's shares and (b) qualifying and maintaining its qualification as a broker-dealer in such states where shares of the Fund are qualified for sale. As compensation for its services and related expenses, the Fund has agreed to reimburse the Distributor through the operation of the Fund's Distribution Plan, as further discussed below. The Distribution Agreement does not prohibit the Distributor or any of its affiliates from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities.

The Distribution Agreement was approved by the Board and by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, on __________ __, 1999 and became effective on ___________ __, 1999. It will continue in effect until _____ __, 2000 and from year to year thereafter provided such continuance is specifically approved at least annually (a) by the vote of a majority of the outstanding shares of the Fund (as defined under "Fund Policies") or by a majority of the Trustees of the Fund, and (b) by the vote of a majority of the Trustees of the Fund who are not parties to the Distribution Agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned (as defined in the 1940 Act) and is terminable at any time without penalty by the Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor and by the Distributor on 60 days' written notice to the Fund.

Hilliard Lyons has entered into a selling agreement with the Distributor to sell shares of the Fund. Pursuant to such selling agreement, Hilliard Lyons receives the sales charges and Rule 12b-1 fees otherwise payable to the Distributor with respect to Fund shares which the Distributor sells through

Hilliard Lyons.   The Distributor may enter into additional selling agreements in the future with authorized dealers and financial intermediaries (collectively referred to as "Authorized Dealers") to sell shares of the Fund, and any such Authorized Dealers may also receive the sales charges and Rule 12b-1 fees otherwise payable to the Distributor with respect to Fund shares which the Distributor sells through such Authorized Dealers.

RULE 12b-1 FEES

The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 (the "Distribution Plan") that allows the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Pursuant to the Distribution Plan, the Fund reimburses the Distributor at an annualized rate of up to 0.60% of the Fund's average daily net assets for distribution expenses actually incurred.

Rule 12b-1 regulates the manner in which a mutual fund may assume the costs of distributing and promoting the sale of its shares. In unanimously approving the Distribution Plan, the Fund's Board of Trustees determined that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. Pursuant to the Distribution Plan, the Distributor may be reimbursed for expenses incurred in connection with any activity primarily intended to result in the sale of the Fund's shares, including without limitation (i) printing and distributing copies of any prospectuses and annual and interim reports of the Fund (after the Fund has prepared and set in type such materials) that are used by the Distributor or brokers, dealers and other financial intermediaries who may have a selling agreement with the Distributor (collectively referred to as "Intermediaries") in connection with the offering of the Fund's shares; (ii) preparing, printing or otherwise manufacturing and distributing any other literature or materials of any nature used by the Distributor and Intermediaries in connection with promoting, distributing or offering the Fund's shares; (iii) advertising, promoting and selling the Fund's shares to broker-dealers, banks and the public; (iv) distribution-related overhead and the provision of information programs and shareholder services intended to enhance the attractiveness of investing in the Fund; (v) incurring initial outlay expenses in connection with compensating Intermediaries for (a) selling the Fund's shares and (b) providing personal services to shareholders and the maintenance of shareholder accounts including paying interest on and incurring other carrying costs on funds borrowed to pay such initial outlays; and (vi) acting as agent for the Fund in connection with implementing the Distribution Plan. If the amount reimbursed is insufficient to pay the expenses of distribution, the Adviser bears the additional expenses. Any amount of excess distribution expenses incurred by the Distributor in any quarter for which the Distributor is not reimbursed can be carried forward from one quarter to the next, but no expenses may be carried over from year to year.

Under its terms, the Distribution Plan remains in effect so long as it is approved at least annually by vote of the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the

Distribution Plan. The Distributor is obligated to provide the Trustees quarterly reports of amounts expended under the Distribution Plan and the purpose for which the expenditures were made.

                          ADMINISTRATOR AND FUND ACCOUNTANT

PFPC Inc. ("PFPC") is the administrator and Fund accountant for the Fund pursuant to an Administration and Accounting Services Agreement dated _______ __, 1999 between the Trust and PFPC. The asset-based fee for administrative and accounting services for the Fund is 0.10% of the first $250 million of average daily net assets; 0.075% of the next $250 million of average daily net assets; 0.05% of the next $250 million of average daily net assets; and 0.03% of the average daily net assets in excess of $750 million.

There is a minimum monthly fee of $8,333 (excluding out-of-pocket expenses). PFPC has agreed to waive a portion of the minimum monthly fees payable under the Administration and Accounting Services Agreement during the first year of operations for the Fund to the extent such fees are applicable. The maximum minimum fee payable to PFPC during the first year of operations for the Fund will be approximately $46,000.

                                      CUSTODIAN

PFPC Trust Company ("PFPC Trust") is the custodian for the Fund pursuant to a Custodian Services Agreement dated ______ __, 1999 between the Trust and PFPC Trust. As custodian, PFPC Trust is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment securities sold receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons. PFPC Trust does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Fund. The asset-based fee for custodian services for the Fund is 0.015% of the first $100 million of average daily gross assets; 0.01% of the next $400 million of average daily gross assets; and 0.008% of average daily gross assets over $500 million.

There is a minimum monthly fee of $1,500 (excluding transaction charges and out-of-pocket expenses). PFPC Trust has agreed to waive a portion of the minimum monthly fees payable under the Custodian Services Agreement for the first year of operations for the Fund to the extent such fees are applicable. The maximum minimum fee payable to PFPC Trust during the first year of operations for the Fund will be approximately $9,000

                                    TRANSFER AGENT

PFPC Inc. ("PFPC") is the Fund's transfer agent, registrar, dividend-disbursing agent and shareholder servicing agent pursuant to a Transfer Agency Services Agreement dated ____________ __, 1999 between the Trust and PFPC. As transfer agent, PFPC provides certain bookkeeping and data processing services and services pertaining to the maintenance of shareholder accounts. The following account-based fees for transfer agency services for the Fund apply: Annual, Semi-Annual Dividend -- $10.00 per account per annum; Quarterly Dividend -- $12.00 per account per annum; Monthly Dividend -- $15.00 per account per annum; Daily Accrual Dividend -- $18.00 per account per annum; and Inactive Account -- $0.30 per account per month

There is a minimum monthly fee of $3,000 (excluding transaction charges, networking charges and out-of-pocket expenses). PFPC has agreed to waive a portion of the minimum monthly fees payable under the Transfer Agency Services Agreement for the first year of operations for the Fund to the extent such fees are applicable. The maximum minimum fee payable to PFPC during the first year of operations for the Fund will be approximately $18,000.

                            INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for Hilliard Lyons Investment Trust are Ernst & Young LLP. The accountants audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by Hilliard Lyons Investment Trust.


                                       COUNSEL

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is legal counsel to the Fund.


                                 PORTFOLIO TURNOVER

The Fund does not seek to realize profits by participating in short-term market movements and intends to purchase securities for long-term capital appreciation. While the rate of portfolio turnover is not a limiting factor when the Adviser deems changes appropriate, it is anticipated, given the Fund's investment objective, that its annual portfolio turnover should not exceed 25%; however, the Fund's actual portfolio turnover rate may be higher than the Adviser's estimate. Portfolio turnover is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities during the period in question by the monthly average of the value of the Fund's portfolio securities during that period. Excluded from consideration in the calculation are all securities with maturities of one year or less when purchased by the Fund.


                                PORTFOLIO TRANSACTIONS

In addition to making the investment decisions of the Fund, the Adviser implements such decisions by arranging the execution of the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable executions of such transactions at the most favorable prices obtainable ("best execution"). The Adviser is authorized to place orders for securities transactions with various broker-dealers, including Hilliard Lyons, subject to the requirements of applicable laws and regulations. Transactions in securities other than those for which a securities exchange is the principal market are generally made with principals or market makers at a negotiated "net" price which usually includes a profit to the dealer. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange, although transactions in the over-the-counter market may be executed on an agency basis if it appears likely that a more favorable overall price can be obtained.

With respect to transactions handled by Hilliard Lyons on a national securities exchange, the commissions must conform to Rule 17e-1 under the 1940 Act, which permits an affiliated person of a registered investment company to receive brokerage commissions from such registered investment company, provided that such commissions are reasonable and fair compared to commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The Board has adopted "procedures" which provide that commissions paid to Hilliard Lyons may not exceed (i) those which would have been charged by other qualified brokers for comparable customers in similar transactions or (ii) those charged by Hilliard Lyons for comparable customers in similar transactions. Rule 17e-1 requires that the Board, including its Trustees who are not "interested persons" of the Fund or Hilliard Lyons determine no less frequently than quarterly that all transactions effected pursuant to the Rule 17e-1 during the preceding quarter were effected in compliance with such procedures. Hilliard Lyons is also required to furnish reports and maintain records in connection with such reviews.

The use of Hilliard Lyons as a broker for the Fund is subject to the provisions of Section 11(a) under the Securities Exchange Act of 1934 (the "1934 Act").
Section 11(a)(1)(H) permits an exchange member to execute on that exchange's floor, using its own floor brokers, trades on behalf of its managed accounts, including affiliated investment advisers and investment companies. Members must comply with the following two conditions, set out in Section 11(a)(1)(H), in order to execute these trades lawfully: (1) A member must obtain from the person(s) authorized to transact business for a managed account written authorization permitting the member to effect trades on behalf of the account before doing so (if a customer already has provided a member with an authorization pursuant to Rule 11(a)2-2(T), the member need not obtain another written authorization to meet the Section 11(a)(1)(H) authorization requirement); and (2) at least annually, the member must disclose to the same person(s) the amount of the aggregate compensation the member received in effecting such transactions. Further, members will be required to comply with any rules the SEC may prescribe with respect to the above two express requirements. The SEC has not indicated any such plans to date. The Adviser previously obtained authorization from the Fund pursuant to Rule 11(a)2-2(T) and has disclosed to the Fund the amount of the aggregate compensation Hilliard Lyons received in effecting all such transactions.

When consistent with the objective of obtaining best execution, Fund brokerage may be directed to brokers or dealers, other than Hilliard Lyons, which charge commissions that are higher than might be charged by another qualified broker or dealer and which furnish at no extra charge brokerage and/or research services to the Adviser considered by the Adviser to be useful or desirable in its investment management of the Fund and its other advisory accounts. Such brokerage and research services are of the type described in Section 28(e) of the 1934 Act. Under Section 28(e), the commissions charged by a broker furnishing such brokerage or research services may be greater than that which another qualified broker might charge if the Adviser determines, in good faith, that the amount of such commission is reasonable in relation to the value of brokerage or research services provided by the executing broker, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser or its affiliate to the accounts over which they exercise investment discretion. The Adviser need not place or attempt to place a specific dollar value on such services or on the portion of the commission which reflects such services but is required to keep records sufficient to demonstrate the basis of its determinations.

Investment research obtained by allocations of Fund brokerage is used to augment the internal research and investment strategy capabilities of the Adviser. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all of its accounts. Such investment information may be useful to one or more of the other accounts of the Adviser and research information received for the commissions of such other accounts may be useful to the Fund as well as such other accounts.


                              INCOME TAX CONSIDERATIONS

Each dividend and capital gain distribution, if any, declared by the Fund on its outstanding shares will be paid on the payment date fixed by the Board in cash or in additional shares of the Fund having an aggregate net asset value as of the record date of such dividend or distribution equal to the cash amount of such dividend or distribution. Dividends and capital gain distributions will normally be reinvested in additional shares of the Fund at net asset value without a sales charge, unless otherwise elected at purchase. A shareholder may change such election at any time prior to the record date for a particular dividend or distribution by written request to your Hilliard Lyons investment broker or Authorized Dealer.

It is the present policy of the Fund to make distributions annually of its net investment income and of its net realized capital gains, if any, at the end of the year in which earned or at the beginning of the next year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. Investors considering buying shares of the Fund just prior to a dividend or capital gain distribution record date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to such date will receive a distribution that will nevertheless be taxable to them.

The Fund is subject to a nondeductible 4% excise tax measured with respect to certain undistributed amounts of ordinary income and capital gains. If necessary to avoid this tax, and if in the best interests of the shareholders, the Fund's Board will, to the extent permitted by the SEC, declare and pay distributions of its net investment income and net realized capital gains more frequently than stated above. To avoid the tax, the Fund must distribute during each calendar year at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the 12-month period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for previous years that were not previously distributed. A distribution will be treated as paid during the calendar year if it is actually paid during the calendar year or declared by the Fund in October,

November or December of the year, payable to shareholders of record as of a specified date in such a month and actually paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be paid and received on December 31 of the year the distributions are declared, rather than when the distributions are received.

The Fund intends to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company relieves the Fund of federal income tax on that part of its net ordinary income and net realized capital gains which it pays out to its shareholders. To qualify, the Fund must meet certain relatively complex tests relating to the source of its income and the diversification of its assets, including the requirement that less than 30% of its gross income (generally exclusive of losses) may be derived from the sale or other disposition of securities held for less than three months, and must distribute at least 98% of its investment company taxable income (as defined in the Code). In addition, the Fund must diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, United States government securities, securities of other regulated investment companies and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States government securities or the securities of other regulated investment companies). The Fund does not anticipate any difficulty in meeting these requirements. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, such distributions are eligible for the 70% dividends-received deduction, subject to proportionate reduction of the amount eligible for deduction if the aggregate qualifying dividends received by the Fund from domestic corporations in any year are less than its "gross income" as defined by the Code. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent the corporation's investment in shares of the Fund is financed with indebtedness.

The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gain distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held the shares. Such long-term capital gain distributions are not eligible for the dividends-received deduction referred to above. Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable income taxation as described above regardless of the length of time the shares may have been held. If a shareholder held shares less than six months and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution. The tax treatment of distributions from the Fund is the same whether the distributions are received in additional shares or in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value on the reinvestment date.

Federal income taxes may be required to be withheld ("backup withholding") at a 31% rate from taxable dividends, capital gain distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if
(i) a shareholder fails to furnish a properly certified social security or other tax identification number; (ii) a shareholder fails to certify that the shareholder's tax identification number is correct or that the shareholder is not subject to backup withholding due to the under-reporting of certain income; or (iii) the Internal Revenue Service determines that a shareholder's account is subject to backup withholding. These certifications should be completed and returned when a shareholder opens an account with a Hilliard Lyons investment broker or Authorized Dealer. All amounts withheld must be promptly paid to the IRS. A shareholder may claim the amount withheld as a credit on the shareholder's federal income tax return.

The Fund may be subject to state or local taxes in the jurisdiction in which the Fund may be deemed to be doing business. Dividends and distributions declared by the Fund may also be subject to state and local taxes.

Shareholders should consult their tax advisers about the application of the provisions of tax law in light of their particular tax situations.


                                INVESTMENT PERFORMANCE

The Fund may quote certain total return figures from time to time. A "total return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "total return percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "average annual total return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

Average Annual Total Return is computed as follows: ERV = P(1+T) to the power of n

Where:    P     =   a hypothetical initial payment of $1,000
          T     =   average annual total return
          n     =   number of years
          ERV   =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the period at the end of the period
                    (or fractional portion thereof).

Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management and operating expenses. Although investment performance information is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. Of course, past performance is not indicative of future results.

As the Fund commenced operations on __________ ____, 1999, there is currently no annual performance information for the Fund.

In advertising, sales literature and other publications, the Fund's performance may be quoted in terms of total return or average annual total return, which may be compared with various indices and investments, other performance measures or rankings, or other mutual funds or indices or averages of other mutual funds.


                                  OTHER INFORMATION

The Fund's Prospectus and this SAI omit certain information contained in the Registration Statement, which the Fund has filed with the Securities and Exchange Commission under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement is available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.

                   APPENDIX A -- DESCRIPTION OF SECURITIES RATINGS

RATINGS IN GENERAL

A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weights to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

RATINGS BY MOODY'S

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such bonds.

     Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

     A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

     AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C1. This rating is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Notes:

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to noncredit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                           HILLIARD LYONS INVESTMENT TRUST
                                      FORM N-1A
                              PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS

 (a)   Declaration of Trust of Registrant.

 (b)   Bylaws of Registrant.

 (c)   None.

 (d) Investment Advisory Agreement between Registrant and Hilliard Lyons Investment Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc.*

 (e)   (i)  Distribution Agreement between Registrant and Provident
            Distributors, Inc.*
       (ii) Broker-Dealer Agreement between J.J.B. Hilliard, W.L. Lyons, Inc. and Provident Distributors, Inc.*

 (f)   None.

 (g)   Custodian Services Agreement between Registrant and PFPC Trust
       Company.*

 (h)   (i)  Transfer Agency Services Agreement between Registrant and PFPC
            Inc.*
       (ii) Administration and Accounting Services Agreement between Registrant and PFPC Inc.*

 (i)   Opinion of Counsel.*

 (j)   Consent of Independent Auditors.*

 (k)   Not applicable.

 (l)   Subscription Agreement with initial stockholder.*

 (m)   Distribution Plan pursuant to Rule 12b-1.*

 (n)   Not applicable.

 (o)   Not applicable.

     * To be filed by Amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Inapplicable.

ITEM 25.  INDEMNIFICATION.

     Article V of Registrant's Declaration of Trust, filed herewith as
Exhibit 1, provides for the indemnification of Registrant's Trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

     Registrant has obtained from a major insurance carrier a Trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     J.J.B. Hilliard, W.L. Lyons, Inc., through its division, Hilliard Lyons Investment Advisors, is the investment adviser of the Registrant. For information concerning the business, profession, vocation or employment of a substantial nature of J.J.B. Hilliard, W.L. Lyons, Inc., reference is made to Form ADV filed by it under the Investment Advisers Act of 1940.

     Set forth below is a list as of March 12, 1999 of all officers (at the Executive Vice President level and above) of J.J.B. Hilliard, W.L. Lyons, Inc. and the name and business address of the company (if any), other than J.J.B. Hilliard, W.L. Lyons, Inc. and its affiliates, with which each such individual has been connected since January 1, 1998, as well as the capacity in which such individual was connected:


                                                 OTHER BUSINESS, PROFESSION,
NAME                POSITION WITH ADVISER        VOCATION OR EMPLOYMENT
----                ---------------------        ----------------------
James M. Rogers     Executive Vice President     None
                    and Chief Operating Officer
James R. Allen      Executive Vice President,    None

                    Branch Administration
James W. Stuckert   Chief Executive Officer      Royal Gold, Inc. (Director)
                                                 1600 Wynkoop Street
                                                 Suite 1000
                                                 Denver, Colorado 80202

                                                 DataBeam Corporation
                                                 (Director)
                                                 3191 Nicholsville Road
                                                 Lexington, Kentucky 50403

                                                 Lawson United Corporation
                                                 (Director)
                                                 113 West Main
                                                 Glasgow, Kentucky 42141

                                                 Thomas Transportation Group,
                                                 Inc. (Director)
                                                 3600 Chamberlain Lane, Suite
                                                 610
                                                 Louisville, Kentucky 40241
Samuel C. Harvey    Executive Vice President,    None
                    Investment Management Group
F. James Walker     Executive Vice President,    None
                    Financial Services
E. Neal Cory, II    Executive Vice President,    None
                    Investment Management Group


     Some of the officers of J.J.B. Hilliard, W.L. Lyons, Inc. serve as officers of Hilliard Lyons, Inc. and as directors or officers, or both, of other subsidiaries of Hilliard Lyons, Inc., each of which subsidiaries, other than Hilliard Lyons Trust Company, is organized for the purpose of carrying out the investment banking activities of J.J.B. Hilliard, W.L. Lyons, Inc. or activities in support thereof.


ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) Provident Distributors, Inc. is Registrant's principal underwriter. As of January 28, 1999, Provident Distributors, Inc. also served as principal underwriter for the following registered investment companies:

               Pacific Horizon Funds, Inc.
               Time Horizon Funds
               World Horizon Funds, Inc.
               Pacific Innovations Trust

               International Dollar Reserve Fund I, Ltd.
               Municipal Fund for Temporary Investment
               Municipal Fund for New York Investors, Inc.
               Municipal Fund for California Investors, Inc. Temporary Investment Fund, Inc.
               Trust for Federal Securities

               Columbia Common Stock Fund, Inc.
               Columbia Growth Fund, Inc.
               Columbia International Stock Fund, Inc.
               Columbia Special Fund, Inc.
               Columbia Small Cap Fund, Inc.
               Columbia Real Estate Equity Fund, Inc.
               Columbia Balanced Fund, Inc.
               Columbia Daily Income Company
               Columbia U.S. Government Securities Fund, Inc.
               Columbia Fixed Income Securities Fund, Inc.
               Columbia Municipal Bond Fund, Inc.
               Columbia High Yield Fund, Inc.
               Columbia National Municipal Bond Fund, Inc.

               Kiewit Mutual Fund

               Kalmar Pooled Investment Trust

               The RBB Fund, Inc.

               Robertson Stephens Investment Trust

               Hilliard Lyons Government Fund, Inc.
               Hilliard Lyons Growth Fund, Inc.

               The Rodney Square Fund, Inc.
               The Rodney Square Tax-Exempt Fund, Inc.
               The Rodney Square Strategic Equity Fund, Inc.
               The Rodney Square Strategic Fixed-Income Fund, Inc.

               The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

               The OffitBank Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

               The OffitBank Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

               CVO Greater China Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

     (b) Set forth below is certain information pertaining to the directors and officers of Provident Distributors, Inc., the Registrant's principal underwriter:


NAME AND PRINCIPAL
BUSINESS ADDRESS    POSITION WITH UNDERWRITER    POSITION WITH REGISTRANT
----------------    -------------------------    ------------------------

Monroe J. Haegele   Director, Chief Executive    None
Four Falls          Officer
Corporate Center
6th Floor
West Conshohocken,
PA 19428-2961

Philip H. Rinnander Secretary                    None
Four Falls
Corporate Center
6th Floor
West Conshohocken,
PA 19428-2961

Jane Haegele        President                    None
Four Falls
Corporate Center
6th Floor
West Conshohocken,
PA 19428-2961

Barbara A. Rice     Managing Director            None
Four Falls
Corporate Center
6th Floor
West Conshohocken,
PA 19428-2961

Jason A. Greim      Director of Mutual Fund      None
Four Falls          Operations
Corporate Center

6th Floor
West Conshohocken,
PA 19428-2961

     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents are maintained (i) at the offices of the Registrant, (ii) at the offices of the Registrant's investment adviser, Hilliard Lyons Investment Advisors, or (iii) at the offices of the Registrant's custodian, PFPC Trust Company, or transfer agent, administrator and fund accountant, PFPC Inc.

ITEM 29.  MANAGEMENT SERVICES.

     Not applicable.

ITEM 30.  UNDERTAKINGS.

     Not applicable.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Louisville, State of Kentucky, on the 7th day of April, 1999.

                                   HILLIARD LYONS INVESTMENT TRUST


                                   By:  /s/ Ann Cody
                                        ------------------------------
                                        Ann Cody, President


     Pursuant to the requirements of the Securities Act of 1933, this initial Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Ann Cody                  President and Trustee        April 7, 1999
-------------------         (Chief Executive Officer)
        Ann Cody

/s/ Ann Cody                        Treasurer              April 7, 1999
------------------- (Chief Financial and Accounting Officer)
        Ann Cody

/s/
------------------

                                    EXHIBIT INDEX
                           HILLIARD LYONS INVESTMENT TRUST
                           FORM N-1A REGISTRATION STATEMENT


            (a)     Declaration of Trust of Registrant.

            (b)     Bylaws of Registrant.

            (c)     None.

            (d)     (i)  Investment Advisory Agreement between Registrant and
                         Hilliard Lyons Investment Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc.*

            (e)     (i)  Distribution Agreement between Registrant and
                         Provident Distributors, Inc.*
                    (ii) Broker-Dealer Agreement between J.J.B. Hilliard, W.L.
                         Lyons, Inc. and Provident Distributors, Inc.*

            (f)     None.

            (g)     (i)  Custodian Services Agreement between Registrant and
                         PFPC Trust Company.*

            (h)     (i)  Transfer Agency Services Agreement between Registrant and PFPC Inc.*
                    (ii) Administration and Accounting Services Agreement
                         between Registrant and PFPC Inc.*

            (i)     Opinion of Counsel.*

            (j)     Consent of Independent Auditors.*

            (k)     Not applicable.

            (l)     Subscription Agreement with initial stockholder.*

            (m)     Distribution Plan pursuant to Rule 12b-1.*

            (n)     Not applicable.

            (o)     Not applicable.

     * To be filed by Amendment.